SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

Cash Account Trust
Government & Agency Securities
Portfolio
Tax-Exempt Portfolio
Cash Management Fund
Cash Reserve Fund, Inc.
Prime Series
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
DWS Alternative Asset Allocation Fund
DWS California Tax–Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS CROCI® Sector Opportunities Fund
DWS Diversified Market Neutral Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed
      Income Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global Equity Fund
DWS Global Growth Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS International Value Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS Mid Cap Value Fund
DWS Money Market Prime Series
DWS Money Market Series
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities
     Fund
DWS RREEF Real Estate Securities Fund
DWS RREEF Real Estate Securities Income
     Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Small Cap Value Fund
DWS Strategic Equity Long/Short Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund
DWS Target 2014 Fund
DWS U.S. Bond Index Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS Variable NAV Money Fund
DWS World Dividend Fund
Investors Cash Trust
Treasury Portfolio
NY Tax Free Money Fund
Tax Free Money Fund Investment
Tax-Exempt California Money Market Fund

DWS Variable Series I:
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS Global Small Cap VIP
DWS International VIP

DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS Global Equity VIP
DWS Global Growth VIP
DWS Global Income Builder VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
DWS Unconstrained Income VIP

DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

The following information replaces similar disclosure under the “PORTFOLIO HOLDINGS INFORMATION” section of each Fund’s/Portfolio’s Statement of Additional Information:

PORTFOLIO HOLDINGS INFORMATION

In addition to the public disclosure of fund portfolio holdings through required SEC quarterly filings (and monthly filings for money market funds), each fund may make its portfolio holdings information publicly available on the DWS funds’ Web site as described in a fund’s prospectus. Each fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by a fund.

Each fund’s procedures permit non-public portfolio holdings information to be shared with Deutsche Asset & Wealth Management and its affiliates, subadvisors, if any, custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisers who require access to this information to fulfill their duties to the fund and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by a fund’s procedures. This non-public information may also be disclosed, subject to the requirements described below,

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SAISTKR-168

to certain third parties, such as securities lending agents, financial printers, proxy voting firms, mutual fund analysts and rating and tracking agencies, to shareholders in connection with in-kind redemptions or, in connection with investing in underlying funds, subadvisors to DWS funds of funds (Authorized Third Parties).

Prior to any disclosure of a fund’s non-public portfolio holdings information to Authorized Third Parties, a person authorized by the Board must make a good faith determination in light of the facts then known that a fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by a fund or Deutsche Asset & Wealth Management for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to the Board.

Portfolio holdings information distributed by the trading desks of Deutsche Asset & Wealth Management or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about a fund and information derived therefrom, including, but not limited to, how the fund’s investments are divided among various sectors, industries, countries, value and growth stocks, bonds, small, mid and large cap stocks, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings, alpha, beta, tracking error, default rate, portfolio turnover, and risk and style characteristics so long as the identity of the fund’s holdings could not be derived from such information.

Registered investment companies that are subadvised by Deutsche Asset & Wealth Management may be subject to different portfolio holdings disclosure policies, and neither Deutsche Asset & Wealth Management nor the Board exercise control over such policies. In addition, separate account clients of Deutsche Asset & Wealth Management have access to their portfolio holdings and are not subject to a fund’s portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by Deutsche Asset & Wealth Management and some of the separate accounts managed by Deutsche Asset & Wealth Management may substantially overlap with the portfolio holdings of a fund.

Deutsche Asset & Wealth Management also manages certain unregistered commingled trusts, the portfolio holdings of which may substantially overlap with the portfolio holdings of a fund.  These trusts are not subject to a fund’s portfolio holdings disclosure policy.  To the extent that investors in these commingled trusts may receive portfolio holdings information of their trust on a different basis from that on which fund portfolio holdings information is made public, Deutsche Asset & Wealth Management has implemented procedures reasonably designed to encourage such investors to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

In addition, Deutsche Asset & Wealth Management may, from time to time, provide model portfolios to third party sponsors of model portfolio programs, which model portfolios may substantially overlap with the portfolio holdings of a fund.  These model portfolios are not subject to a fund’s portfolio holdings disclosure policy.  Deutsche Asset & Wealth Management has adopted procedures that require such third party sponsors to agree in writing to keep the model portfolio information confidential and to limit their use of the information to implementing their respective model portfolio programs.

There is no assurance that a fund’s policies and procedures with respect to the disclosure of portfolio holdings information will protect the fund from the potential misuse of portfolio holdings information by those in possession of that information.

Please Retain This Supplement for Future Reference

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